INTANGIBLE ASSETS - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about intangible assets [line items]
Intangible assets with indefinite useful life	$ 297,000,000	$ 274,000,000
Chilean toll roads
Disclosure of detailed information about intangible assets [line items]
Annual percent adjustment consumer price index	3.50%
Australian regulated terminal
Disclosure of detailed information about intangible assets [line items]
Percent of take or pay contracts	100.00%
Period of additional extension on take or pay contracts	49 years
Peruvian toll roads
Disclosure of detailed information about intangible assets [line items]
Revenue from construction contracts	$ 31,000,000	66,000,000	$ 0
Profit (loss) recognised on exchanging construction services for financial asset	0	0	0
Borrowing costs capitalised	$ 35,000,000	$ 20,000,000	$ 0